CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
REVENUE	$ 0	$ 864
COST OF GOODS SOLD	0	664
GROSS PROFIT	0	200
EXPENSES
Share-based compensation	18,030	11,554
General and administrative costs	28,222	15,870
Research	17,586	3,300
TOTAL EXPENSES	63,838	30,724
OTHER INCOME (EXPENSES)
Interest income	241	60
Accretion on convertible debt	0	(10)
Impairment of investment	0	(63)
Impairment of promissory note	0	(230)
Impairment of inventory	0	(511)
Change in fair value of investments measured at fair value through profit or loss	(29)	0
Foreign currency translation loss	(309)	(460)
Contingent consideration accretion	(316)	(482)
Change in fair value of contingent consideration	(3,380)	0
TOTAL OTHER EXPENSES	(3,793)	(1,696)
NET LOSS FOR THE PERIOD	(67,631)	(32,220)
OTHER COMPREHENSIVE LOSS
Foreign currency translation differences for foreign operations	(390)	24
COMPREHENSIVE LOSS FOR THE PERIOD	$ (68,021)	$ (32,196)
Basic loss per share for the period attributable to common shareholders (in Canadian dollars per share)	$ (0.40)	$ (0.32)
Diluted loss per share for the period attributable to common shareholders (in Canadian dollars per share)	$ (0.40)	$ (0.32)
Weighted average number of common shares outstanding - basic (in shares)	167,287,240	100,010,864